Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 336,024	$ 184,938
Financial assets at amortized cost	26,013	8,682
Financial assets at fair value through profit or loss	2,345	7,799
Accounts receivable, net (including related parties)	410,211	243,626
Inventories	198,600	108,707
Income taxes receivable	54	91
Restricted deposit	154,100	104,000
Other receivable from related parties	1,217	1,200
Other current assets	64,280	35,368
Total current assets	1,192,844	694,411
Financial assets at fair value through profit or loss	13,668	13,966
Financial assets at fair value through other comprehensive income	410	742
Equity method investments	3,302	3,983
Property, plant and equipment, net	133,236	132,074
Deferred tax assets	7,191	15,739
Goodwill	28,138	28,138
Other intangible assets, net	6,617	7,876
Restricted deposit	36	141
Refundable deposits	199,982	12,144
Other non-current assets	17,770	604
Total non current assets	410,350	215,407
Total assets	1,603,194	909,818
Current liabilities:
Current portion of long-term unsecured borrowings	6,000	6,000
Short-term secured borrowings	151,400	104,000
Accounts payable (including related parties)	248,425	173,471
Income taxes payable	96,552	13,466
Other payable to related parties	1,641	2,572
Contract liabilities-current	37,663	6,622
Other current liabilities	59,544	46,111
Total current liabilities	601,225	352,242
Long-term unsecured borrowings	46,500	52,500
Deferred tax liabilities	965	1,138
Contract liabilities-non-current	10,221	0
Other non-current liabilities	72,301	18,739
Total liabilities	731,212	424,619
Equity
Ordinary shares	107,010	107,010
Additional paid-in capital	108,841	107,293
Treasury shares	(5,761)	(6,516)
Accumulated other comprehensive income	(666)	(548)
Retained earnings	660,300	272,937
Equity attributable to owners of Himax Technologies, Inc.	869,724	480,176
Noncontrolling interests	2,258	5,023
Total equity	871,982	485,199
Total liabilities and equity	$ 1,603,194	$ 909,818